Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 26, 2016
Registrant Name	AMERICAN FUNDS CORPORATE BOND FUND
Central Index Key	0001553195
Amendment Flag	false
Document Creation Date	Jan. 26, 2016
Document Effective Date	Jan. 26, 2016
Prospectus Date	Jan. 22, 2016
AMERICAN FUNDS CORPORATE BOND FUND SM | Class A
Prospectus:
Trading Symbol	BFCAX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class 529-F-1
Prospectus:
Trading Symbol	COBFX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class R-1
Prospectus:
Trading Symbol	RCBAX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class R-2
Prospectus:
Trading Symbol	RCBBX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class R-3
Prospectus:
Trading Symbol	RCBCX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class R-4
Prospectus:
Trading Symbol	RCBDX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class R-5
Prospectus:
Trading Symbol	RCBEX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class R-6
Prospectus:
Trading Symbol	RCBFX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class B
Prospectus:
Trading Symbol	BFCBX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class C
Prospectus:
Trading Symbol	BFCCX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class F-1
Prospectus:
Trading Symbol	BFCFX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class F-2
Prospectus:
Trading Symbol	BFCGX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class 529-A
Prospectus:
Trading Symbol	COBAX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class 529-B
Prospectus:
Trading Symbol	COBBX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class 529-C
Prospectus:
Trading Symbol	COBCX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class 529-E
Prospectus:
Trading Symbol	COBEX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class R-2E
Prospectus:
Trading Symbol	RCBGX
AMERICAN FUNDS CORPORATE BOND FUND SM | Class R-5E
Prospectus:
Trading Symbol	RCBHX